Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Fair Value of Financial Instruments

NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value amounts of many of Navios Partners’ financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Other long-term debt, net: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs.

Term Loan B Facility: The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness. The book value has been adjusted to reflect the net presentation of deferred finance fees.

Amounts due from related parties, long-term: The carrying amount of due from related parties long-term reported in the balance sheet approximates its fair value due to the long-term nature of these receivables.

Amounts due from related parties, short-term: The carrying amount of due from related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these receivables.

Loans receivable from affiliates: The carrying amount of the fixed rate loan approximates its fair value.

Notes receivable, net of current portion: The carrying amount of the fixed rate notes receivable approximate its fair value.

Receivables from affiliates: The carrying amount of the long-term receivable from affiliates approximates its fair value.

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$40,577	$40,577	$24,047	$24,047
Restricted cash	$402	$402	$5,886	$5,886
Loans receivable from affiliates	$11,861	$11,861	$11,706	$11,706
Amounts due from related parties, long-term	$44,009	$44,009	$34,891	$34,891
Amounts due from related parties, short-term	$11,735	$11,735	$10,545	$10,545
Term Loan B Facility, net	$(416,920)	$(430,542)	$(425,144)	$(441,471)
Other long-term debt, net	$(77,542)	$(78,205)	$(68,319)	$(69,161)
Notes receivable, net of current portion	$13,760	$13,760	$15,897	$15,897
Receivable from affiliates	$4,386	$4,386	$4,253	$4,253

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2018 and December 31, 2017.

	Fair Value Measurements at June 30, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$40,577	$40,577	$—	$—
Restricted cash	$402	$402	$—	$—
Loans receivable from affiliates	$11,861	$—	$11,861	$—
Term Loan B facility, net(1)	$(430,542)	$—	$(430,542)	$—
Other long-term debt, net (1)	$(78,205)	$—	$(78,205)	$—
Notes receivable, net of current portion(2)	$13,760	$—	$13,760	$—
Amounts due from related parties, long-term	$44,009	$—	$44,009	$—
Amounts due from related parties, short-term	$11,735	$—	$11,735	$—
Receivable from affiliates	$4,386	$—	$4,386	$—

	Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Cash and cash equivalents	$24,047	$24,047	$—	$—
Restricted cash	$5,886	$5,886	$—	$—
Loans receivable from affiliates	$11,706	$—	$11,706	$—
Term Loan B facility, net(1)	$(441,471)	$—	$(441,471)	$—
Other long-term debt, net(1)	$(69,161)	$—	$(69,161)	$—
Notes receivable, net of current portion(2)	$15,897	$—	$15,897	$—
Amounts due from related parties, long-term	$34,891	$—	$34,891	$—
Amounts due from related parties, short-term	$10,545	$—	$10,545	$—
Receivable from affiliates	$4,253	$—	$4,253	$—

 The estimated fair value of our financial instruments that are measured at fair value on a non-recurring basis, categorized based upon the fair value hierarchy, are as follows:

	Fair Value Measurements at June 30, 2018
	Total	Level I	Level II	Level III
Vessels held for sale (for YM Unity and YM Utmost)	$67,000	$—	$67,000	$—

	Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Vessels, net (for Navios Gemini S)	$4,078	$—	$4,078	$—

(1)The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

(2)The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.